SIGNIFICANT TRANSACTIONS	6 Months Ended
Jun. 30, 2023
Significant Transactions
SIGNIFICANT TRANSACTIONS	SIGNIFICANT TRANSACTIONS
During the six-month period ended June 30, 2023
Significant movements in exchange rates
An increase in demand for hard currencies, in part due to the ongoing conflict (refer to Note 15) and other macroeconomic conditions, resulted in the devaluation of exchange rates in the countries in which VEON operates, particularly in Pakistan and Russia. As such, in the first half of 2023, the book value of assets and liabilities of our foreign operations, in U.S. dollar terms, decreased significantly, with a corresponding loss of US$386 recorded against the foreign currency translation reserve in the interim condensed consolidated statement of comprehensive income.
During the six-month period ended June 30, 2022
VEON subsidiary Banglalink acquired 40 MHz of spectrum
On March 31, 2022, Banglalink, the Company's wholly-owned subsidiary in Bangladesh, acquired new spectrum for a fee of US $205 payable in installments over eleven years, doubling its spectrum holding in Bangladesh. Banglalink acquired 40 MHz of spectrum from the 2,300 MHz band.
VEON subsidiary Jazz signed 4G License renewal
On April 12, 2022, Jazz signed a 4G license renewal with the PTA for a fee of PKR 45 billion (US$486) for fifteen years, of which 50% has been settled, and the remaining amount will be paid in five equal annual installments.
Sale of Georgia operations
On March 31, 2022, VEON Georgia Holdings B.V. entered a non-binding share purchase agreement with Miren Invest LLC ("Miren"), VEON's former local partner, for the sale of VEON Georgia LLC ("VEON Georgia"), our operating company in Georgia, for US$45, subject to VEON corporate approvals and regulatory approvals. The required approvals were subsequently obtained and the sale was completed on June 8, 2022.
On June 8, 2022, upon completion of the sale to Miren, control of VEON Georgia was transferred to Miren and VEON recognized a US$30 loss on disposal of VEON Georgia, which includes the recycling of currency translation reserve in the amount of US$41.